Employee Benefit Plan - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Defined contribution plan, employer discretionary contribution amount	$ 0	$ 0